Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2015	December 31, 2014
Trade accounts receivable	827	919
Allowance for doubtful accounts	(7)	(8)

Total	820	911